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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823


                      Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Oakridge All Cap Growth Fund
          SCHEDULE OF INVESTMENTS  11/30/06 (unaudited)

Shares                                                       Value

       COMMON STOCKS - 93.7 %
       Energy - 4.1 %
       Oil & Gas Exploration & Production - 4.1 %
  580  Southwestern Energy Co. *                          $  24,436
  420  XTO Energy, Inc.                                      21,252
                                                          $  45,688
       Total Energy                                       $  45,688
       Materials - 1.5 %
       Specialty Chemicals - 1.5 %
  390  Ecolab, Inc.                                       $  17,297
       Total Materials                                    $  17,297
       Capital Goods - 10.1 %
       Aerospace & Defense - 1.5 %
  230  Precision Castparts Corp.                          $  17,356
       Industrial Conglomerates - 2.4 %
  755  General Electric Co.                               $  26,636
       Industrial Machinery - 6.2 %
  355  Danaher Corp.                                      $  25,958
  685  Gardner Denver, Inc. *                                26,194
  360  Idex Corp.                                            17,262
                                                          $  69,414
       Total Capital Goods                                $ 113,406
       Commercial Services & Supplies - 6.0 %
       Diversified Commercial Services - 1.4 %
  300  CRA International, Inc. *                          $  15,489
       Environmental & Facilities Services - 4.6 %
  420  Stericycle, Inc. *                                 $  30,416
  540  Waste Connections, Inc. *                             21,789
                                                          $  52,205
       Total Commercial Services & Supplies               $  67,694
       Transportation - 3.8 %
       Air Freight & Couriers - 3.8 %
  215  FedEx Corp.                                        $  24,817
  615  UTI Worldwide, Inc. *                                 18,327
                                                          $  43,144
       Total Transportation                               $  43,144
       Consumer Services - 2.6 %
       Hotels, Resorts & Cruise Lines - 2.6 %
  650  Marriott International, Inc. *                     $  29,348
       Total Consumer Services                            $  29,348
       Media - 3.2 %
       Broadcasting & Cable TV - 1.6 %
  450  Comcast Corp. *                                    $  18,207
       Movies & Entertainment - 1.6 %
  840  News Corp, Inc.                                    $  17,304
       Total Media                                        $  35,511
       Retailing - 7.0 %
       Automotive Retail - 1.5 %
  540  O'Reilly Automotive, Inc. *                        $  17,102
       Computer & Electronics Retail - 1.7 %
  345  Gamestop Corp. *                                   $  19,337
       General Merchandise Stores - 1.5 %
  290  Target Corp.                                       $  16,846
       Specialty Stores - 2.3 %
  990  Staples, Inc. *                                    $  25,215
       Total Retailing                                    $  78,500
       Food Beverage & Tobacco - 2.0 %
       Soft Drinks - 2.0 %
  360  PepsiCo, Inc.                                      $  22,309
       Total Food Beverage & Tobacco                      $  22,309
       Household & Personal Products - 4.2 %
       Household Products - 4.2 %
  450  Church & Dwight Co., Inc.                          $  18,860
  450  Procter & Gamble Co.                                  28,256
                                                          $  47,116
       Total Household & Personal Products                $  47,116
       Health Care Equipment & Services - 10.2 %
       Health Care Distributors - 1.6 %
  345  Henry Schein, Inc. *                               $  17,778
       Health Care Equipment - 5.0 %
  315  Palomar Medical Technologies *                     $  15,734
  380  ResMed, Inc. *                                        19,000
  290  Zimmer Holdings, Inc. *                               21,158
                                                          $  55,892
       Health Care Services - 3.6 %
  390  American Healthways, Inc. *                        $  17,928
  470  Caremark Rx, Inc. *                                   22,231
                                                          $  40,159
       Total Health Care Equipment & Services             $ 113,829
       Pharmaceuticals & Biotechnology - 7.8 %
       Biotechnology - 3.7 %
  175  Amgen, Inc. *                                      $  12,425
  355  Genentech, Inc. *                                     29,021
                                                          $  41,446
       Life Sciences Tools & Services - 2.1 %
  540  Thermo Fisher Scientific, Inc. *                   $  23,668
       Pharmaceuticals - 2.0 %
  380  Novartis AG (A.D.R.) *                             $  22,196
       Total Pharmaceuticals & Biotechnology              $  87,310
       Diversified Financials - 5.3 %
       Consumer Finance - 3.7 %
  415  American Express Co.                               $  24,369
  385  SLM Corp.                                             17,648
                                                          $  42,017
       Investment Banking & Brokerage - 1.6 %
  965  Charles Schwab Corp. *                             $  17,698
       Total Diversified Financials                       $  59,715
       Software & Services - 17.2 %
       Application Software - 3.0 %
  530  Amdocs, Ltd. *                                     $  20,432
  290  Ansys, Inc. *                                         13,616
                                                          $  34,048
       Data Processing & Outsourced Services - 2.0 %
  500  Global Payments, Inc.                              $  22,900
       Internet Software & Services - 6.0 %
  515  aQuantive, Inc. *                                  $  12,309
   80  Google, Inc. *                                        38,794
  570  J2 Global Communications, Inc. *                      15,920
                                                          $  67,023
       IT Consulting & Other Services - 4.2 %
  570  Cognizant Tech Solutions Corp. *                   $  46,489
       Systems Software - 2.0 %
  755  Microsoft Corp.                                    $  22,144
       Total Software & Services                          $ 192,604
       Technology Hardware & Equipment - 5.6 %
       Communications Equipment - 5.6 %
1,055  Cisco Systems, Inc. *                              $  28,358
  640  Corning, Inc. *                                       13,798
  565  Qualcomm, Inc.                                        20,673
                                                          $  62,829
       Total Technology Hardware & Equipment              $  62,829
       Semiconductors - 3.0 %
       Semiconductors - 3.0 %
  485  Microchip Technology                               $  16,543
  580  Texas Instruments, Inc.                               17,139
                                                          $  33,682
       Total Semiconductors                               $  33,682
       TOTAL COMMON STOCKS
       (Cost  $1,015,922)                                 $ 1,049,982
       TOTAL INVESTMENT IN SECURITIES - 93.7%
       (Cost  $1,015,922)                                 $ 1,049,982
       OTHER ASSETS AND LIABILITIES - 6.3%                $  71,080
       TOTAL NET ASSETS - 100.0%                          $ 1,121,062


     * Non-income producing security

       At November 30, 2006, the net unrealized gain on investments base


       Aggregate gross unrealized gain for all investments i $ 44,060

       Aggregate gross unrealized loss for all investments i   (10,000)

       Net unrealized loss                                   $ 34,060

                      Pioneer Global Select Equity Fund
                SCHEDULE OF INVESTMENTS  11/30/06 (unaudited)

  Shares                                                              Value

          PREFERRED STOCK - 2.2 %
          Automobiles & Components - 2.2 %
          Automobile Manufacturers - 2.2 %
      49  Porsche AG                                               $  56,870
          Total Automobiles & Components
          (Cost  $42,877)                                          $  56,870
          COMMON STOCKS - 94.5 %
          Energy - 9.5 %
          Integrated Oil & Gas - 9.5 %
   1,163  ConocoPhillips *                                         $  78,270
   1,311  Occidental Petroleum Corp.                                  65,996
   1,490  Repsol SA                                                   53,707
     620  Total SA                                                    44,154
                                                                   $ 242,127
          Total Energy                                             $ 242,127
          Materials - 2.9 %
          Diversified Chemical - 1.1 %
     297  BASF AG *                                                $  27,418
          Diversified Metals & Mining - 1.8 %
     866  Rio Tinto Plc                                            $  46,362
          Total Materials                                          $  73,780
          Capital Goods - 10.1 %
          Aerospace & Defense - 2.6 %
   1,031  United Technologies Corp.                                $  66,530
          Construction & Farm Machinery & Heavy Trucks - 1.8 %
     476  Deere & Co.                                              $  45,696
          Industrial Conglomerates - 3.7 %
     393  Siemens                                                  $  37,421
   1,882  Tyco International, Ltd.                                    57,006
                                                                   $  94,427
          Industrial Machinery - 2.0 %
   1,312  Ingersoll-Rand Co. *                                     $  51,181
          Total Capital Goods                                      $ 257,834
          Automobiles & Components - 1.4 %
          Automobile Manufacturers - 1.4 %
     600  Toyota Motor Co.                                         $  36,094
          Total Automobiles & Components                           $  36,094
          Consumer Durables & Apparel - 4.4 %
          Apparel, Accessories & Luxury Goods - 1.6 %
     838  Adidas-Salomon AG                                        $  41,289
          Homebuilding - 2.8 %
     700  Daito Trust Construction Co., Ltd. *                     $  36,228
   4,000  Sekisui Chemical Co., Ltd. *                                33,781
                                                                   $  70,009
          Total Consumer Durables & Apparel                        $ 111,298
          Retailing - 5.9 %
          Apparel Retail - 1.6 %
   2,191  Gap, Inc. *                                              $  41,015
          Department Stores - 2.0 %
   1,479  Next Plc                                                 $  51,867
          Home Improvement Retail - 1.1 %
     706  Home Depot, Inc.                                         $  26,807
          Specialty Stores - 1.2 %
     803  Office Depot, Inc. *                                     $  30,401
          Total Retailing                                          $ 150,090
          Food & Drug Retailing - 3.4 %
          Drug Retail - 1.5 %
   1,325  CVS Corp. *                                              $  38,120
          Hypermarkets & Supercenters - 1.9 %
   1,054  Wal-Mart Stores, Inc.                                    $  48,589
          Total Food & Drug Retailing                              $  86,709
          Food Beverage & Tobacco - 1.4 %
          Tobacco - 1.4 %
       8  Japan Tobacco, Inc. *                                    $  35,459
          Total Food Beverage & Tobacco                            $  35,459
          Health Care Equipment & Services - 1.0 %
          Health Care Equipment - 1.0 %
     224  Synthes, Inc.                                            $  26,327
          Total Health Care Equipment & Services                   $  26,327
          Pharmaceuticals & Biotechnology - 7.4 %
          Pharmaceuticals - 7.4 %
     996  Astrazeneca Plc                                          $  57,739
   1,477  Bristol-Myers Squibb Co. *                                  36,674
   1,791  Pfizer, Inc.                                                49,234
     246  Roche Holdings AG                                           44,457
                                                                   $ 188,104
          Total Pharmaceuticals & Biotechnology                    $ 188,104
          Banks - 13.1 %
          Diversified Banks - 13.1 %
   3,108  Barclays Plc                                             $  41,670
     411  BNP Paribas SA                                              44,414
   1,011  Commonwealth Bank of Australia                              37,851
   2,000  Development Bank of Singapore, Ltd. *                       27,223
   5,000  Industrial and Commercial Bank of China                      2,533
   1,153  Royal Bank of Scotland Group Plc                            41,835
      10  Sumitomo Mitsui Financial Group, Inc.                      105,086
     643  Wachovia Corp.                                              34,844
                                                                   $ 335,456
          Total Banks                                              $ 335,456
          Diversified Financials - 7.6 %
          Diversified Capital Markets - 1.8 %
     702  CS Group                                                 $  46,447
          Investment Banking & Brokerage - 1.9 %
     569  Merrill Lynch & Co., Inc. *                              $  49,748
          Diversified Financial Services - 3.9 %
   1,993  Citigroup, Inc. *                                        $  98,833
          Total Diversified Financials                             $ 195,028
          Insurance - 8.7 %
          Multi-Line Insurance - 7.1 %
   1,225  American International Group, Inc.                       $  86,142
   2,747  Aviva Plc                                                   42,589
   1,375  AXA                                                         52,115
                                                                   $ 180,846
          Property & Casualty Insurance - 1.6 %
     609  MBIA, Inc. *                                             $  42,417
          Total Insurance                                          $ 223,263
          Software & Services - 6.1 %
          It Consulting & Other Services - 2.1 %
   1,626  Accenture, Ltd.                                          $  54,796
          Systems Software - 4.0 %
   3,447  Microsoft Corp.                                          $ 101,100
          Total Software & Services                                $ 155,896
          Technology Hardware & Equipment - 4.3 %
          Electronic Equipment & Instruments - 1.6 %
     124  Samsung Electronics * (A.D.R.)                           $  42,480
          Office Electronics - 2.7 %
   1,300  Canon, Inc. *                                            $  68,392
          Total Technology Hardware & Equipment                    $ 110,872
          Semiconductors - 1.8 %
          Semiconductors - 1.8 %
   2,133  Intel Corp. *                                            $  45,539
          Total Semiconductors                                     $  45,539
          Telecommunication Services - 3.4 %
          Integrated Telecom Services - 1.7 %
     993  BellSouth Corp. *                                        $  44,278
          Wireless Telecommunication Services - 1.7 %
  16,574  Vodafone Group Plc *                                     $  43,891
          Total Telecommunication Services                         $  88,169
          Utilities - 2.1 %
          Electric Utilities - 2.1 %
     890  Exelon Corp.                                             $  54,050
          Total Utilities                                          $  54,050
          TOTAL COMMON STOCKS
          (Cost  $2,224,501)                                       $ 2,416,095
          TOTAL INVESTMENT IN SECURITIES -96.7%
          (Cost  $2,267,378) (a)                                   $ 2,472,965
          OTHER ASSETS AND LIABILITIES - 3.3%                      $  83,686
          TOTAL NET ASSETS - 100.0%                                $ 2,556,651


      *   Non-income producing security.

  (A.D.R.)American Depositary Receipt

    (a)   At November 30, 2006, the net unrealized gain on investments based on

          Aggregate gross unrealized gain for all investments in wh$   228,472

          Aggregate gross unrealized loss for all investments in whic   (22,885)

          Net unrealized gain                                      $   205,587

                       Pioneer High Income Municipal Fund
                  SCHEDULE OF INVESTMENTS  11/30/06 (unaudited)

  Principal
  Amount                                                                Value
             MUNICIPAL BONDS - 115.1 %
             Government - 9.5 %
  135,000    Charlotte North Carolina Special Facility Revenue, 5.6%,$ 135,950
  160,000    Doctor Charles Drew Academy, 5.7%, 11/1/36                160,734
                                                                     $ 296,684
             Municipal  Airport - 13.2 %
  135,000    Greater Orlando Aviation Authority, 6.375%, 11/15/26    $ 141,422
  125,000    New Jersey Economic Development Authority Special Facili  133,304
  135,000    New York City, New York Industrial, 6.9%, 8/1/24          136,512
                                                                     $ 411,238
             Municipal  Facilities - 4.9 %
  160,000    St. Louis Missouri Industrial Development Revenue, 7.25%$ 151,382
             Municipal  General - 19.2 %
  300,000    Illinois Finance Authority, 5.75%, 5/15/38              $ 309,873
  150,000    Spanish Fork City Utah Charter, 5.7%, 11/15/36            151,517
  135,000    Willacy County Texas Local Government, 6.0%, 3/1/09       137,600
                                                                     $ 598,990
             Municipal  Housing - 5.3 %
  140,000    Downtown Phoenix Hotel Corp., Floating Rate Notes, 7/1/4$ 165,649
             Municipal  Medical - 15.9 %
  100,000    Belmont County Ohio Health System, 5.7%, 01/01/13       $  98,683
  135,000    Columbia County Pennsylvania Hospital, 5.85%, 6/1/24      125,959
  135,000    Jackson County Oklahoma Memphis Hospital, 7.3%, 08/01/15  135,721
  135,000    Valley Health Systems California Certificates of Partici  135,211
                                                                     $ 495,574
             Municipal  Multi-Family Housing - 4.9 %
  140,000    Massachusetts State Housing, Floating Rate Note, 12/1/45$ 152,629
             Municipal  Pollution - 9.4 %
  360,000    Delaware County Pennsylvania Industrial Development, 9.0$ 292,363
             Municipal  Power - 14.4 %
  150,000    Gulf Coast Waste Disposal Authority, Texas Revenue, 7.0%$ 153,023
  215,000    Hardin Mont Tax Increment, 0.0%, 9/1/31                   143,424
  150,000    Southwestern Illinois Development Authority Revenue, 5.6  151,812
                                                                     $ 448,259
             Municipal  School District - 9.7 %
  300,000    Non-Profit PFD FDG TR I VAR ST, Floating Rate Note, 9/15$ 301,929
             Municipal Transportation - 8.7 %
  130,000    Director State Nevada Department Business, 7.375%, 01/01$ 135,390
  130,000    Northwest Parkway Public Highway Authority Co., 7.125%,   136,951
                                                                     $ 272,341
             TOTAL MUNICIPAL BONDS
             (Cost  $3,550,955)                                      $ 3,587,038
             TOTAL INVESTMENT IN SECURITIES - 115.1%
             (Cost  $3,550,955)                                      $ 3,587,038
             OTHER ASSETS AND LIABILITIES - (15.1)%                  $ (470,403)
             TOTAL NET ASSETS - 100.0%                               $ 3,116,635

         144ASecurity is exempt from registration under Rule 144A of the Securities

             At November 30, 2006, the net unrealized gain on investments based on


             Aggregate gross unrealized gain for all investments in w$ 36,083

             Aggregate gross unrealized loss for all investments in whi

             Net unrealized loss                                     $ 36,083

                   Pioneer Select Research Growth Fund
              Schedule of Investments  11/30/06 (unaudited)

Shares                                                            Value
           Common Stock - 98.9 %
           Energy - 4.0 %
           Integrated Oil & Gas - 4.0 %
  158      ConocoPhillips                                      $  10,921
  121      USX-Marathon Group, Inc.                               11,420
                                                               $  22,341
           Total Energy                                        $  22,341
           Materials - 2.4 %
           Diversified Chemical - 1.2 %
  166      Dow Chemical Co.                                    $   6,642
           Industrial Gases - 1.2 %
  110      Praxair, Inc.                                       $   6,864
           Total Materials                                     $  13,506
           Capital Goods - 10.1 %
           Aerospace & Defense - 4.6 %
  150      Northrop Grumman Corp.                              $  10,039
  235      United Technologies Corp.                              15,165
                                                               $  25,204
           Electrical Component & Equipment - 0.9 %
  100      Thomas & Betts Corp. *                              $   5,187
           Industrial Conglomerates - 4.6 %
  176      3M Co.                                              $  14,337
  371      Tyco International Ltd.                                11,238
                                                               $  25,575
           Total Capital Goods                                 $  55,966
           Commercial Services & Supplies - 2.1 %
           Diversified Commerc Services - 2.1 %
  137      The Dun & Bradstreet Corp. *                        $  11,264
           Total Commercial Services & Supplies                $  11,264
           Transportation - 2.5 %
           Air Freight & Couriers - 1.3 %
   91      United Parcel Service                               $   7,091
           Railroads - 1.2 %
   74      Union Pacific Corp.                                 $   6,698
           Total Transportation                                $  13,789
           Consumer Durables & Apparel - 1.9 %
           Apparel, Accessories & Luxury Goods - 1.9 %
  244      Liz Claiborne, Inc.                                 $  10,431
           Total Consumer Durables & Apparel                   $  10,431
           Consumer Services - 3.0 %
           Hotels, Resorts & Cruise Lines - 1.4 %
  157      Carnival Corp.                                      $   7,691
           Restaurants - 1.6 %
  210      McDonald's Corp.                                    $   8,814
           Total Consumer Services                             $  16,505
           Media - 2.9 %
           Movies & Entertainment - 0.9 %
  130      Viacom, Inc. (Class B) *                            $   4,876
           Publishing - 2.0 %
    7      Idearc Inc. *                                       $     205
  165      McGraw-Hill Co., Inc.                                  10,997
                                                               $  11,202
           Total Media                                         $  16,078
           Retailing - 6.2 %
           Apparel Retail - 1.0 %
   80      Abercrombie & Fitch Co.                             $   5,395
           Department Stores - 2.3 %
  167      J.C. Penney Co., Inc.                               $  12,915
           General Merchandise Stores - 2.9 %
  280      Target Corp.                                        $  16,265
           Total Retailing                                     $  34,575
           Food & Drug Retailing - 3.5 %
           Drug Retail - 1.6 %
  307      CVS Corp.                                           $   8,832
           Hypermarkets & Supercenters - 1.9 %
  224      Wal-Mart Stores, Inc.                               $  10,326
           Total Food & Drug Retailing                         $  19,158
           Food Beverage & Tobacco - 3.8 %
           Packaged Foods & Meats - 1.9 %
  276      Campbell Soup Co.                                   $  10,507
           Tobacco - 1.9 %
  186      UST Inc.                                            $  10,412
           Total Food Beverage & Tobacco                       $  20,919
           Household & Personal Products - 2.1 %
           Household Products - 2.1 %
  177      Kimberly-Clark Corp.                                $  11,765
           Total Household & Personal Products                 $  11,765
           Health Care Equipment & Services - 6.9 %
           Health Care Services - 3.5 %
  176      Caremark Rx, Inc.                                   $   8,324
  158      Laboratory Corp. of America Holdings *                 11,186
                                                               $  19,510
           Health Care Technology - 1.8 %
  361      IMS Health, Inc.                                    $   9,916
           Managed Health Care - 1.6 %
  174      Coventry Health Care Inc *                          $   8,375
           Total Health Care Equipment & Services              $  37,801
           Pharmaceuticals & Biotechnology - 9.8 %
           Biotechnology - 3.7 %
  227      Amgen, Inc. *                                       $  16,117
  223      Cubist Pharmaceuticals Inc. *                           4,540
                                                               $  20,657
           Pharmaceuticals - 6.1 %
  178      Astrazeneca Plc (A.D.R.)                            $  10,304
  601      Schering-Plough Corp.                                  13,228
  316      Teva Pharmaceutical Industries Ltd.                    10,131
                                                               $  33,663
           Total Pharmaceuticals & Biotechnology               $  54,320
           Banks - 1.0 %
           Diversified Banks - 0.5 %
   49      Wachovia Corp.                                      $   2,665
           Regional Banks - 0.5 %
   39      PNC Bank Corp.                                      $   2,757
           Total Banks                                         $   5,422
           Diversified Financials - 5.1 %
           Asset Management & Custody Banks - 3.2 %
  151      Federated Investors, Inc.                           $   5,010
  118      Franklin Resources, Inc.                               12,595
                                                               $  17,605
           Investment Banking & Brokerage - 1.9 %
  122      Merrill Lynch & Co., Inc.                           $  10,666
           Total Diversified Financials                        $  28,271
           Insurance - 2.0 %
           Multi-Line Insurance - 1.0 %
   80      American International Group, Inc.                  $   5,626
           Reinsurance - 1.0 %
  178      Platinum Underwriter Holdings Ltd.                  $   5,416
           Total Insurance                                     $  11,042
           Software & Services - 11.1 %
           Application Software - 2.0 %
  380      Citrix Systems, Inc. *                              $  10,921
           Systems Software - 9.1 %
  230      Macrovision Corp. *                                 $   6,359
  469      Microsoft Corp.                                        13,756
  980      Oracle Corp. *                                         18,360
  567      Symantec Corp. *                                       12,020
                                                               $  50,495
           Total Software & Services                           $  61,416
           Technology Hardware & Equipment - 11.6 %
           Communications Equipment - 5.9 %
  846      Cisco Systems, Inc. *                               $  22,740
  463      Corning, Inc. *                                         9,982
                                                               $  32,722
           Computer Hardware - 5.7 %
  219      Apple Computer, Inc. *                              $  20,078
2,121      Sun Microsystems, Inc. *                               11,496
                                                               $  31,574
           Total Technology Hardware & Equipment               $  64,296
           Semiconductors - 4.3 %
           Semiconductors - 4.3 %
  461      National Semiconductor Corp.                        $  11,151
  427      Texas Instruments, Inc.                                12,618
                                                               $  23,769
           Total Semiconductors                                $  23,769
           Telecommunication Services - 0.9 %
           Integrated Telecom Services - 0.9 %
  149      Verizon Communications, Inc.                        $   5,206
           Total Telecommunication Services                    $   5,206
           Utilities - 1.6 %
           Gas Utilities - 1.6 %
   98      Questar Corp.                                       $   8,453
           Total Utilities                                     $   8,453
           Total Common Stock
           (Cost  $503,415)                                    $ 546,293
           TOTAL INVESTMENT IN SECURITIES -98.9%               $ 546,293
           (Cost  $503,415)
           OTHER ASSETS AND LIABILITIES - 1.1%                 $   6,149
           TOTAL NET ASSETS - 100.0%                           $ 549,480


         * Non-income producing security.

     (A.D.RAmerican Depositary Receipt.

       (a) At November 30, 2006, the net unrealized gain on investments based on cost for fede

           Aggregate gross unrealized gain for all investments in $ 55,149

           Aggregate gross unrealized loss for all investments in  (12,271)

           Net unrealized gain                                    $ 42,878

                        Pioneer Select Research Value Fund
                  SCHEDULE OF INVESTMENTS  11/30/06 (unaudited)

  Shares                                                                Value

             COMMON STOCKS - 99.8 %
             Energy - 14.2 %
             Integrated Oil & Gas - 10.2 %
    341      Chevron Corp.                                           $  24,661
    293      ConocoPhillips *                                           19,719
    142      USX-Marathon Group, Inc.                                   13,402
                                                                     $  57,782
             Oil & Gas Drilling - 2.2 %
    159      Noble Drilling Corp                                     $  12,283
             Oil & Gas Equipment And Services - 1.8 %
    221      Weatherford International, Inc. *                       $   9,925
             Total Energy                                            $  79,990
             Materials - 3.5 %
             Aluminum - 1.5 %
    266      Alcoa, Inc. *                                           $   8,291
             Diversified Chemical - 2.0 %
    287      Dow Chemical Co.                                        $  11,483
             Total Materials                                         $  19,774
             Capital Goods - 5.5 %
             Electrical Component & Equipment - 1.1 %
    114      Thomas & Betts Corp. *                                  $   5,913
             Industrial Conglomerates - 4.4 %
    159      3M Co.                                                  $  12,952
    392      Tyco International, Ltd.                                   11,874
                                                                     $  24,826
             Total Capital Goods                                     $  30,739
             Transportation - 1.5 %
             Air Freight & Couriers - 0.8 %
     55      United Parcel Service *                                 $   4,286
             Railroads - 0.7 %
     45      Union Pacific Corp. *                                   $   4,073
             Total Transportation                                    $   8,359
             Automobiles & Components - 0.8 %
             Auto Parts & Equipment - 0.8 %
     58      Johnson Controls, Inc. *                                $   4,717
             Total Automobiles & Components                          $   4,717
             Consumer Durables & Apparel - 1.6 %
             Apparel, Accessories & Luxury Goods - 1.6 %
    205      Liz Claiborne, Inc.                                     $   8,764
             Total Consumer Durables & Apparel                       $   8,764
             Consumer Services - 1.1 %
             Restaurants - 1.1 %
    153      McDonald's Corp.                                        $   6,421
             Total Consumer Services                                 $   6,421
             Media - 3.5 %
             Movies & Entertainment - 1.0 %
    150      Viacom, Inc. (Class B)                                  $   5,627
             Publishing - 2.5 %
     25      Idearc, Inc. *                                          $     689
    199      McGraw-Hill Co., Inc.                                      13,263
                                                                     $  13,952
             Total Media                                             $  19,579
             Retailing - 1.5 %
             Department Stores - 1.5 %
    112      J.C. Penney Co., Inc. *                                 $   8,662
             Total Retailing                                         $   8,662
             Food & Drug Retailing - 1.9 %
             Hypermarkets & Supercenters - 1.9 %
    231      Wal-Mart Stores, Inc.                                   $  10,649
             Total Food & Drug Retailing                             $  10,649
             Food Beverage & Tobacco - 4.4 %
             Packaged Foods & Meats - 1.5 %
    219      Campbell Soup Co.                                       $   8,337
             Tobacco - 2.9 %
    198      Altria Group, Inc.                                      $  16,674
             Total Food Beverage & Tobacco                           $  25,011
             Household & Personal Products - 1.4 %
             Household Products - 1.4 %
    121      Kimberly-Clark Corp.                                    $   8,043
             Total Household & Personal Products                     $   8,043
             Health Care Equipment & Services - 1.2 %
             Managed Health Care - 1.2 %
    145      Coventry Health Care, Inc. *                            $   6,979
             Total Health Care Equipment & Services                  $   6,979
             Pharmaceuticals & Biotechnology - 6.1 %
             Pharmaceuticals - 6.1 %
    438      Bristol-Myers Squibb Co. *                              $  10,876
    376      Merck & Co., Inc.                                          16,736
    301      Schering-Plough Corp.                                       6,625
                                                                     $  34,237
             Total Pharmaceuticals & Biotechnology                   $  34,237
             Banks - 10.6 %
             Diversified Banks - 2.8 %
    295      Wachovia Corp.                                          $  15,986
             Regional Banks - 5.9 %
    161      PNC Bank Corp.                                          $  11,381
    139      SunTrust Banks, Inc.                                       11,349
    133      Zions Bancorporation                                       10,406
                                                                     $  33,136
             Thrifts & Mortgage Finance - 1.9 %
    818      Hudson City Bancorp, Inc. *                             $  10,855
             Total Banks                                             $  59,977
             Diversified Financials - 15.9 %
             Asset Management & Custody Banks - 1.9 %
    102      Franklin Resources, Inc.                                $  10,887
             Consumer Finance - 2.0 %
    188      American Express Co. *                                  $  11,039
             Investment Banking & Brokerage - 3.1 %
    200      Merrill Lynch & Co., Inc. *                             $  17,486
             Diversified Financial Services - 8.9 %
    469      Bank of America Corp.                                   $  25,256
    499      Citigroup, Inc. *                                          24,745
                                                                     $  50,001
             Total Diversified Financials                            $  89,413
             Insurance - 9.4 %
             Insurance Brokers - 2.0 %
    313      Aon Corp. *                                             $  11,168
             Life & Health Insurance - 2.1 %
    202      MetLife, Inc.                                           $  11,863
             Multi-Line Insurance - 5.3 %
    260      American International Group, Inc.                      $  18,283
    137      Hartford Financial Services Group, Inc.                    11,749
                                                                     $  30,032
             Total Insurance                                         $  53,063
             Software & Services - 1.7 %
             Systems Software - 1.7 %
    515      Oracle Corp. *                                          $   9,800
             Total Software & Services                               $   9,800
             Technology Hardware & Equipment - 1.9 %
             Communications Equipment - 1.9 %
    395      Cisco Systems, Inc. *                                   $  10,618
             Total Technology Hardware & Equipment                   $  10,618
             Telecommunication Services - 5.8 %
             Integrated Telecom Services - 3.1 %
    510      Verizon Communications, Inc. *                          $  17,820
             Wireless Telecommunication Services - 2.7 %
    776      Sprint Nextel Corp.                                     $  15,140
             Total Telecommunication Services                        $  32,960
             Utilities - 6.2 %
             Electric Utilities - 4.2 %
    284      Allegheny Energy, Inc. *                                $  12,598
    188      Firstenergy Corp.                                          11,250
                                                                     $  23,848
             Gas Utilities - 2.0 %
    132      Questar Corp.                                           $  11,385
             Total Utilities                                         $  35,233
             TOTAL COMMON STOCKS
             (Cost  $508,321)                                        $ 562,988
             TOTAL INVESTMENT IN SECURITIES - 99.8%
             (Cost  $508,321) (a)                                    $ 562,988
             OTHER ASSETS AND LIABILITIES - 0.2%                     $     927
             TOTAL NET ASSETS -100.0%                                $ 563,915


           * Non-income producing security.

       (A.D.RAmerican Depositary Receipt.

         (a) At November 30, 2006, the net unrealized gain on investments based on

             Aggregate gross unrealized gain for all investments in whi $ 66,938

             Aggregate gross unrealized loss for all investments in whi
(12,271)

             Net unrealized gain                                        $ 54,667


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 30, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 30, 2007

* Print the name and title of each signing officer under his or her signature.